Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Short-term benefits	$ 13,863	$ 10,175
Share-based payments	2,446	2,235
Key management personnel compensation	$ 16,309	$ 12,410